Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 30, 2019	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2020
Related Party Transactions (Textual)
Management fee to affiliate					$ 1,400,000	$ 5,500,000	$ 5,500,000
Revenue from Related Parties			$ 1,000,000.0		3,900,000	$ 41,800,000	43,000,000.0
Accounts receivable			100,000		100,000
Loans			$ 2,099,661,000		$ 2,153,618,000
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Debt Instrument, Face Amount					$ 1,325,000,000
Topco [Member] | 2014 Topco Acquisition [Member] | Intercompany Loan Agreements [Member]
Related Party Transactions (Textual)
Debt Instrument, Face Amount					6,000,000.0
Topco [Member] | 2014 Topco Acquisition [Member] | New Intercompany Loan Agreement [Member]
Related Party Transactions (Textual)
Debt Instrument, Face Amount					$ 6,000,000.0
Debt Instrument, Interest Rate, Stated Percentage					0.39%
Debt instrument, maturity date					Dec. 31, 2023
Private Placement [Member]
Related Party Transactions (Textual)
Issuance of common stock to sponsor, Shares (in Shares)					7,333,333
Common Class A [Member]
Related Party Transactions (Textual)
Common Stock, Par or Stated Value Per Share					$ 0.0001
Common Class A [Member] | Subscription Agreements [Member]
Related Party Transactions (Textual)
Issuance of common stock to sponsor, Shares (in Shares)			34,410,000		34,410,000
Stock price per share			$ 10.00		$ 10.00
First Lien Term Loan [Member]
Related Party Transactions (Textual)
Loans						$ 100,200,000
Second Lien Term Loan [Member]
Related Party Transactions (Textual)
Loans						31,100,000
New Term Loan Facility [Member]
Related Party Transactions (Textual)
Loans					$ 11,300,000
Cp Sponsor [Member] | Private Placement [Member]
Related Party Transactions (Textual)
Class Of Warrant Or Right Issued During The Period Shares			7,333,333		7,333,333
Class Of Warrant Or Right Issuance Price Per share			$ 1.50		$ 1.50
Proceeds from Issuance of Warrants			$ 11,000,000		$ 11,000,000
Cp Sponsor [Member] | Common Class B [Member]
Related Party Transactions (Textual)
Common Stock, Par or Stated Value Per Share	$ 0.0001
Issuance of common stock to sponsor, Shares (in Shares)		11,500,000
Stock price per share		$ 0.002
Proceeds from issuance of stock		$ 25,000
Conversion of stock shares converted	11,250,000
Cp Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Textual)
Expired and the Sponsor forfeited (in Shares)	25,000
Cp Sponsor [Member] | Common Class A [Member]
Related Party Transactions (Textual)
Stock price per share			$ 11.50		$ 11.50
Board of Directors Chairman [Member]
Related Party Transactions (Textual)
Revenue from Related Parties				$ 4,800,000	$ 16,400,000	5,400,000
Accounts receivable			$ 0		0	100,000
Board of Directors Chairman [Member] | Topco [Member]
Related Party Transactions (Textual)
Revenue from Related Parties				3,900,000	200,000
Accounts receivable			0		0
Majority-Owned Subsidiary, Unconsolidated [Member]
Related Party Transactions (Textual)
Revenue from Related Parties			4,700,000	$ 4,800,000	19,600,000	21,900,000	$ 23,500,000
Accounts receivable			$ 2,500,000		2,200,000	2,200,000		$ 2,200,000
Director [Member]
Related Party Transactions (Textual)
Accounts receivable					$ 0	$ 7,000,000.0